General information	12 Months Ended
Dec. 31, 2025
General information [Abstract]
General information
Note 1 – General information

DHT Holdings, Inc. (“DHT” or the “parent company”) is a company incorporated under the laws of the Marshall Islands whose shares are listed on the New York Stock Exchange. The Company’s principal executive office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda.

The Company has 34 subsidiaries, of which 33 are wholly owned. Of the wholly owned subsidiaries, 27 are Marshall Island companies, four are Singaporean companies, one is an Indian company and one is a Norwegian company. The 27 Marshall Island subsidiaries are vessel-owning companies (the “vessel subsidiaries”), each primarily engaged in the ownership and operation of a vessel. Of these vessel subsidiaries, four relate to newbuilding contracts, and one relates to a vessel sold during 2025, for which the legal entity has not yet been dissolved. The Company also has a Monegasque company, in which the Company has a 99% ownership interest.

Our principal activity is the ownership and operation of a fleet of crude oil carriers. As of December 31, 2025 our fleet consisted of 22 very large crude carriers, or “VLCCs,” which are tankers ranging in size from 270,000 to 320,000 deadweight tons, or “dwt.” Our fleet principally operates on international routes and, as of December 31, 2025, our VLCCs in operation had a combined carrying capacity of 6,840,114 dwt.

With regard to amounts in the financial statements, these are shown in USD thousands.